Rights of use of assets (Details 2) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Depreciation charge of right-of-use assets	$ 1,757	$ 7,457
Communication Networks [Member]
Statement [Line Items]
Depreciation charge of right-of-use assets	410	4,738
Machinery And Equipment [member]
Statement [Line Items]
Depreciation charge of right-of-use assets	35	0
Others [Member]
Statement [Line Items]
Depreciation charge of right-of-use assets	108	1,529
Farmland [Member]
Statement [Line Items]
Depreciation charge of right-of-use assets	1,203	382
Shopping Malls, Offices And Other Buildings [Member]
Statement [Line Items]
Depreciation charge of right-of-use assets	$ 1	$ 808